Offsets	Aug. 15, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94123
Initial Filing Date	Jul. 11, 2025
Fee Offset Claimed	$ 1,077.28
Offset Note	The Company previously paid $1,296.74 upon the initial filing of its Schedule TO in respect of the acquisition of all of the issued and outstanding shares of common stock of Turnstone Biologics Corp. on July 11, 2025, of which $1,077.28 remains unused.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	XOMA Royalty Corporation
Form or Filing Type	SC TO
File Number	005-94123
Filing Date	Jul. 11, 2025
Fee Paid with Fee Offset Source	$ 1,077.28
Offset Note	The Company previously paid $1,296.74 upon the initial filing of its Schedule TO in respect of the acquisition of all of the issued and outstanding shares of common stock of Turnstone Biologics Corp. on July 11, 2025, of which $1,077.28 remains unused.